Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Deficit	$ (11,848.7)	$ (14,166.1)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(4,184.0)	(6,548.1)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	13.2	12.1
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (7,686.3)	$ (7,638.5)